UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2008

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK MONEY MARKET FUND
DECEMBER 31, 2008




















                                                                      (Form N-Q)

48467 -0209                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2008 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by one of the following: Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup Inc., Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Morgan Stanley, Societe Generale, or U.S. Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1   |  USAA New York Money Market Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA            Industrial Development Authority/Agency
MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity

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                                                 Portfolio of Investments  |   2
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PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

USAA NEW YORK MONEY MARKET FUND
December 31, 2008 (unaudited)

    PRINCIPAL                                             COUPON              FINAL
       AMOUNT  SECURITY                                     RATE           MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (96.8%)

               NEW YORK (88.6%)

$       4,520  Albany IDA (LOC - RBS Citizens, N.A.)        1.25%         5/01/2035         $        4,520
        3,100  Broome County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      1.30          7/01/2023                  3,100
        2,750  Chautauqua County IDA (LOC - PNC Bank,
                    N.A.)                                   1.43          8/01/2030                  2,750
        6,000  Chautauqua County IDA (LOC - PNC Bank,
                    N.A.)                                   1.43         12/01/2031                  6,000
        6,700  Dormitory Auth. (LIQ)(INS)                   3.50          2/15/2021                  6,700
        5,700  Dormitory Auth. (LOC - Allied Irish Banks
                    plc)                                    1.25          9/01/2026                  5,700
        2,045  Dutchess County IDA (LOC - JPMorgan Chase
                    Bank, N.A.)                             1.30         10/01/2017                  2,045
        2,300  Dutchess County IDA (LOC - Key Bank,
                    N.A.)                                   1.75          7/01/2031                  2,300
        3,395  Erie County IDA (INS)(LIQ) (a)               1.85         11/01/2015                  3,395
        5,540  Essex County IDA (LOC - Key Bank, N.A.)      1.65          3/01/2032                  5,540
        1,500  Lancaster IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      1.30         11/01/2032                  1,500
        2,590  Monroe County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      1.35         12/01/2034                  2,590
        4,400  MTA (LIQ)(INS)                               3.50         11/01/2022                  4,400
        4,000  MTA (LIQ)(INS) (a)                           1.37         11/15/2031                  4,000
        1,400  New York City (LIQ) (a)                      1.18          1/01/2015                  1,400
        2,400  New York City (LIQ)(LOC - U.S. Bank,
                    N.A.) (a)                               1.25          6/01/2033                  2,400
        3,360  New York City (LOC - Dexia Credit Local)     1.00          3/01/2034                  3,360
        6,000  New York City Housing Dev. Corp. (LOC -
                    Landesbank Hessen-Thuringen)            0.95         12/01/2036                  6,000
        5,000  New York City Housing Dev. Corp. (LOC -
                   Landesbank Hessen-Thuringen)             0.95          6/01/2039                  5,000
        3,745  New York City IDA (LOC - TD Banknorth,
                    N.A.)                                   1.30          7/01/2021                  3,745
        1,115  New York City IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      1.35         12/01/2027                  1,115
        5,955  New York City Municipal Water Finance
                    Auth. (LIQ) (a)                         1.85          6/15/2013                  5,955
        4,935  New York City Municipal Water Finance
                    Auth. (LIQ) (a)                         1.44          6/15/2039                  4,935
        4,500  New York City Transitional Finance Auth.
                   (LIQ) (a)                                1.33         11/01/2030                  4,500
        2,000  New York City Transitional Finance Auth.
                    (LIQ) (a)                               1.33         11/01/2030                  2,000
        3,130  New York City Trust for Cultural
                    Resources (PRE) (LIQ) (a)               1.15          7/01/2029                  3,130
        6,300  Oneida County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      1.30          6/01/2030                  6,300
        3,000  Port Auth. of New York and New Jersey        1.31         11/16/2012                  3,000
        3,000  Rensselaer County IDA (LOC - RBS
                    Citizens, N.A.)                         1.10          6/01/2038                  3,000
        3,800  Syracuse IDA (LOC - Key Bank, N.A.)          2.45          1/01/2023                  3,800
        4,795  Thruway Auth. (LIQ) (a)                      1.70          4/01/2013                  4,795
        5,995  Triborough Bridge and Tunnel Auth. (LIQ)
                    (a)                                     1.70         11/15/2018                  5,995
        3,350  Triborough Bridge and Tunnel Auth. (LOC -
                    Bayerische Landesbank)                  0.90          1/01/2032                  3,350
        3,040  Triborough Bridge and Tunnel Auth. (LIQ)
                    (a)                                     1.55          1/01/2032                  3,040


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3   |  USAA New York Money Market Fund

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
    PRINCIPAL                                             COUPON              FINAL
       AMOUNT  SECURITY                                     RATE           MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$         920  Westchester County IDA (LOC - JPMorgan
                    Chase Bank, N.A.)                       1.50%        10/01/2028         $          920
                                                                                           ---------------
                                                                                                   132,280
                                                                                           ---------------
               PUERTO RICO (8.2%)

        4,300  Commonwealth (LIQ)(LOC - Bank of America,
                    N.A.) (a)                               1.25          7/01/2011                  4,300
        4,000  Commonwealth Highway and Transportation
                    (INS)(LIQ) (a)                          4.00          7/01/2041                 4 ,000
        4,000  Electric Power Auth. (LIQ)(LOC -
                    Citibank, N.A.) (a)                     1.37          9/03/2009                  4,000
                                                                                           ---------------
                                                                                                    12,300
                                                                                           ---------------
               Total Variable-Rate Demand Notes (cost: $144,580)                                   144,580
                                                                                           ---------------



               PUT BONDS (2.7%)

               NEW YORK (2.7%)

        4,000  Urban Dev. Corp.  (cost:  $4,000)            5.25          1/01/2021                  4,000
                                                                                           ---------------


               TOTAL INVESTMENTS (COST: $148,580)                                       $          148,580
                                                                                           ===============


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                                                 Portfolio of Investments  |   4
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NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

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5   |  USAA New York Money Market Fund
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The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

Valuation Inputs                                      Investments in Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                $      -
Level 2 - Other Significant Observable Inputs                       148,580,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total                                                              $148,580,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

D. GUARANTEE PROGRAM - On December 4, 2008, Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program). Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (ending April 30, 2009) is 0.015% of the number of shares outstanding of the Fund as of September 19, 2008. Prior to December 19, 2008 the participation fee for the initial three-month term of the Program was 0.01% of the number of shares outstanding of the Fund as of September 19, 2008. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The Program will provide coverage to shareholders as of September 19, 2008. The Secretary of the U.S. Treasury (the Secretary) may

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                                        Notes to Portfolio of Investments  |   6

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extend the Program until September 18, 2009; however, no decision has been made to extend the Program beyond April 30, 2009. If the Program is extended, the Trust's Board of Trustees again will consider whether to continue to participate, and the Fund would have to renew its participation and pay additional fees required at the extension point to maintain coverage. If the Fund does not participate in this extension, it will not be eligible to participate in any potential further extension of the Program. If the Secretary chooses not to renew the Program after April 30, 2009, the Program will terminate. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund.

E. As of December 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $149,352,000 at December 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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7   |  USAA New York Money Market Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.